Summary of significant accounting policies (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Based on tax rate	15.00%
Additional tax rate	10.00%
Excess taxable income	R$ 240
Taxable profit rates	9.00%
Description of changes in methods used to tax rates	PIS and COFINS are charged based on the cumulative method (at rates 0.65% and 3.00%, respectively) and non-cumulative method (at rates 1.65% and 7.6% respectively) according to the type of revenue.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Based on tax rate	2.90%
Top of range [member]
IfrsStatementLineItems [Line Items]
Based on tax rate	5.00%